Shareholder Report, Holdings (Details) - Capital Group Growth ETF	Nov. 30, 2025
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.89%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.95%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.01%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.85%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.37%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.34%
Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%

[1]	Less than 0.01%.